Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Schedule of changes in the asset retirement obligation

Years ended December 31,
(Thousands of dollars)	2013	2012
Beginning balance	$ 14,315	$ 13,109
Accretion expense	1,177	1,090
Liability for additional lagoons placed in service	86	116
Ending balance	$ 15,578	$ 14,315

Schedule of amounts paid for interest and income taxes

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011
Interest (net of amounts capitalized)	$ 11,119	$ 11,674	$ 6,786
Income taxes (net of refunds)	59,899	69,760	126,730